LONG-TERM DEBT - SCHEDULE OF LONG-TERM DEBT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Long-term Debt
Total long-term debt	$ 1,195,172	$ 1,245,172
Less: Current maturities of long-term debt	0	40,000
Less: Unamortized original issue discount and original issue premium, net	5,245	11,691
Less: Unamortized debt issuance costs	13,434	16,610
Long-term debt, net of current maturities	1,176,493	1,176,871
6.375% Senior Notes due June 1, 2024 (the 2016 Senior Notes); interest payable each June 1 and December 1, which commenced December 1, 2016
Long-term Debt
Senior notes	$ 400,000	0
Stated interest rate (as a percent)	6.375%
6.75% Senior Notes due December 15, 2022 (the 2015 Senior Notes); interest payable each June 15 and December 15, which commenced June 15, 2016
Long-term Debt
Senior notes	$ 445,172	$ 445,172
Stated interest rate (as a percent)	6.75%	6.75%
Term Loan due November 16, 2022
Long-term Debt
Term loan	$ 350,000	$ 800,000
Maturity date measurement period	91 days